Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands		Total		Common Stock [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Losses [Member]	Treasury Stock [Member]
Beginning Balance at Dec. 31, 2015		$ (83,133)		$ 6	$ 311,581	$ (728)	$ 33,787	$ (427,779)
Beginning Balance, Shares at Dec. 31, 2015				58,518
Stock-based compensation expense		574			574
Foreign currency translation adjustment		(17,501)	[1]				(17,501)
Net income for the year		17,797						17,797
Ending Balance at Dec. 31, 2016		(82,263)		$ 6	312,155	(728)	16,286	(409,982)
Ending Balance, Shares at Dec. 31, 2016				58,518
Stock-based compensation expense		4,289			4,289
Foreign currency translation adjustment		37	[1]				37
Issuance of common stock, value	[2]	253,529		$ 253,529
Issuance of common stock, shares				10,579
Net income for the year		42,366						42,366
Ending Balance at Dec. 31, 2017		217,958		$ 253,535	316,444	(728)	16,323	(367,616)
Ending Balance, Shares at Dec. 31, 2017				69,097
Change in accounting standard ASC 606 at Dec. 31, 2017	[3]	42,862						42,862
Adjusted balance at Dec. 31, 2017		260,820		$ 253,535	316,444	$ (728)	16,323	(324,754)
Stock-based compensation expense		6,766			6,766
Foreign currency translation adjustment		(13,272)	[1]				$ (13,272)
Exercise of Stock Options by Employees		136		$ 1,719	$ (1,583)
Exercise of Stock Options by Employees, Shares				138
Net income for the year		19,154						$ 19,154
Treasury Stock, value		$ (26,030)							$ (26,030)
Treasury Stock, shares		0		0	0	0	0	0	0
Ending Balance at Dec. 31, 2018		$ 247,574		$ 255,254	$ 321,627	$ (728)	$ 3,051	$ (305,600)	$ (26,030)
Ending Balance, Shares at Dec. 31, 2018				69,235

[1]	No tax impact
[2]	Net of issuance costs of $21,530.
[3]	See note 3